TRADE ACCOUNTS PAYABLE – SUPPLIER FINANCE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Payable Supplier Finance Arrangements [Abstract]
Summary of Tabular Disclosure of Trade Payables Explanatory
Additional information is provided in the table below:

	12.31.2025	12.31.2024
Suppliers subject to supplier finance arrangement (i)	89.8	78.5
Suppliers that have received payment from the bank (ii)	62.9	43.3
(i)These balances are presented as Trade accounts payable.
(ii)These balances are presented as Trade accounts payable – Supplier Finance Arrangements.